Leasehold Improvements and Equipment - Schedule of Leasehold Improvements and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 1,317,794	$ 1,338,983
Accumulated depreciation	(587,147)	(442,444)
Leasehold improvements and equipment, net of accumulated depreciation	730,647	896,539
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	339,712	465,111
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	86,746	26,462
Furniture and fittings [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	46,882	17,826
Computer [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross		43,949
Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	108,661	111,397
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	67,269	2,699
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 668,524	$ 671,539